Temporary Equity (Details) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 24, 2021	May 14, 2021	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split		on a stock split in the ratio of 1,000-to-1.
Percentage of discount option liability		30.00%
Total fair value of this financing arrangement		$ 35,714,286
Gross Proceeds		25,000,000
Fair value of option liability		7,500,000
Residual value method		$ 17,500,000
Transaction costs			$ 1,015,424	$ 1,015,424
Expenses			100,000	$ 304,627
Stock split description		the Class A Preferred Shareholders were granted the right to exercise options for an additional 606.36 Class A Common shares (606,360 post stock split) in the Company subject to certain conditions.
Option liability, description	above, on May 14, 2021, the Class A Preferred Shareholders were granted the right to exercise options for an additional 606.36 Class A Common shares (606,360 post stock split) in the Company subject to certain conditions. The grant date fair value was determined based on the maximum discount available to these Class A Preferred Shareholders and the probability of the conditions attached to this option being met. The change in fair value of this Option Liability is on account of the Company’s re-assessment of the probability of the conditions attached to this option at each reporting period. As the Option Liability was exercised on November 24, 2021, a change in fair value of the Option Liability of $3,214,286 was recorded in the consolidated statements of comprehensive loss (representing the maximum benefit of $10,714,286) and the balance
Option Liability [Member]
Temporary Equity (Details) [Line Items]
Expenses			$ 304,627
Option Liability [Member]
Temporary Equity (Details) [Line Items]
Option liability, description	a change in fair value of the Option Liability of $3,214,286 was recorded in the consolidated statements of comprehensive loss (representing the maximum benefit of $10,714,286) in the Annual Financial Statements
Class A Preferred Shares [Member]
Temporary Equity (Details) [Line Items]
Class A preferred shares, authorized (in Shares)		607,360
Class A preferred shares, issued (in Shares)		606.36
Converted to class A preference shares (in Shares)		606,360
Class A Preference Shares [Member]
Temporary Equity (Details) [Line Items]
Converted to class A preference shares (in Shares)		606,360